CONSOLIDATED BALANCE SHEETS ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
CURRENT ASSETS
Cash and cash equivalents	₫ 4,002,272	$ 167,697,645	₫ 4,271,442
Trade receivables	464,526	19,463,924	652,922
Advances to suppliers	4,644,575	194,610,534	8,968,752
Inventories, net	29,342,061	1,229,450,306	21,607,277
Short-term prepayments and other receivables	7,320,773	306,744,867	6,457,169
Short-term derivative assets	548,010	22,961,954	532,718
Current net investment in sales-type lease	87,552	3,668,482	5,448
Short-term investments	4,105	172,002	3,902
Short-term amounts due from related parties	₫ 2,605,366	$ 109,166,429
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Assets classified as held for sale			360,893
Total current assets	₫ 49,019,240	$ 2,053,936,143	44,838,620
NON-CURRENT ASSETS
Trade receivables	110,312	4,622,142
Property, plant and equipment, net	67,678,974	2,835,790,413	57,188,667
Intangible assets, net	1,291,720	54,123,858	1,461,071
Goodwill			272,203
Operating lease right-of-use assets	7,074,785	296,437,819	4,558,983
Long-term derivative assets	66,124	2,770,636	696,332
Long-term advances to suppliers			29,082
Long-term prepayments	194,020	8,129,557	7,611
Non-current net investment in sales-type lease	620,665	26,006,243	82,062
Other non-current assets	5,525,364	231,516,132	4,426,135
Total non-current assets	82,609,407	3,461,384,691	68,766,679
TOTAL ASSETS	131,628,647	5,515,320,833	113,605,299
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings	39,894,782	1,671,615,771	14,579,553
Convertible debenture	1,190,475	49,881,631
Short-term financial liabilities	18,258,063	765,024,009
Trade payables	11,063,663	463,574,248	16,636,820
Deposits and down-payment from customers	1,187,903	49,773,862	1,572,537
Short-term deferred revenue	173,582	7,273,192	107,448
Short-term accruals	11,137,428	466,665,047	11,056,666
Current portion of operating lease liabilities	1,520,305	63,701,710	768,883
Total current liabilities	138,788,030	5,815,303,360	66,225,202
NON-CURRENT LIABILITIES
Long-term interest-bearing loans and borrowings	30,170,149	1,264,147,700	41,624,960
Long-term derivative and financial liabilities	137,057	5,742,772	15,180,723
Non-current operating lease liabilities	5,327,457	223,223,707	3,256,351
Long-term deferred revenue	1,779,362	74,556,356	499,395
Deferred tax liabilities	925,687	38,786,852	947,981
Long-term accruals	123,867	5,190,103	16,007
Total non-current liabilities	58,809,187	2,464,140,912	84,050,556
Commitments and contingencies
EQUITY
Ordinary shares (2,299,999,998 and 2,337,788,498 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	9,847,536	412,617,783	871,021
Accumulated losses	(184,546,025)	(7,732,591,343)	(127,188,455)
Additional paid-in capital	31,748,427	1,330,278,513	12,311,667
Other comprehensive loss	(385,873)	(16,168,315)	(104,065)
Deficit attributable to equity holders of the parent	(143,335,935)	(6,005,863,362)	(114,109,832)
Non-controlling interests	77,367,365	3,241,739,923	77,439,373
Total deficit	(65,968,570)	(2,764,123,439)	(36,670,459)
TOTAL DEFICIT AND LIABILITIES	131,628,647	5,515,320,833	113,605,299
Related party
CURRENT ASSETS
Short-term amounts due from related parties	₫ 2,605,366	$ 109,166,429	1,978,097
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
NON-CURRENT ASSETS
Long-term amounts due from related parties	₫ 47,443	$ 1,987,891	44,533
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related party	Related party
CURRENT LIABILITIES
Other current liabilities	₫ 44,338,043	$ 1,857,791,125	17,325,317
NON-CURRENT LIABILITIES
Other	18,151,355	760,552,879	21,918,710
Nonrelated party
CURRENT LIABILITIES
Other current liabilities	10,023,786	420,002,765	4,177,978
NON-CURRENT LIABILITIES
Other	₫ 2,194,253	$ 91,940,543	₫ 606,429